Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 111,716	$ 102,937
Country of domicile [member]
Statement Line Items [Line Items]
Cash and cash equivalents held by subsidiaries	33	274
Current tax liabilities	0
Country of domicile [member] | Non-capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	49,947	39,572
Country of domicile [member] | Capital loss carry forwards [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	943	0
MEXICO
Statement Line Items [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 49,837	$ 46,779